Statutory Information (Tables)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Schedule of Statutory Net Income and Capital and Surplus
The Company's statutory net income and capital and surplus are as follows:

	Years Ended and at December 31,
	2018	2017	2016
Statutory net income	$90.0	$106.2	$481.7
Statutory capital and surplus	$126.3	$113.9	$158.5